UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   DEC 31, 2007


Check here if Amendment [X];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: INVESTORS CAPITAL ADVISORY SERVICES
Address: 230 BROADWAY
	 LYNNFIELD, MA 01940

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	JAMES M. NESTOR
Title:  CCO
Phone:  800-949-1422

Signature, Place, and Date of Signing:




/s/ JAMES M. NESTOR	MALDEN, MA		2/14/2008
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]

Please disregard this filing. This filing belongs under CIK 0001427271. This filer does not make 13F filings.